Distribution Date:	08/12/25	GS Mortgage Securities Trust 2014-GC24
Determination Date:	08/06/25
Next Distribution Date:	09/12/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2014-GC24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services
Additional Information	6		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
			Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15	Operating Advisor	Situs Holdings, LLC
Principal Prepayment Detail	16		Attention: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	17		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
Collateral Stratification and Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21
		Controlling Class	Seer Capital Partners Master Fund L.P.
Modified Loan Detail	22	Representative
Historical Liquidated Loan Detail	23		-
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36253GAA0	1.509000%	43,288,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36253GAB8	3.104000%	53,778,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36253GAC6	3.342000%	22,590,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36253GAD4	3.666000%	270,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	36253GAE2	3.931000%	282,234,000.00	1,212,087.80	508,858.57	3,970.60	0.00	0.00	512,829.17	703,229.23	99.77%	30.00%
A-AB	36253GAF9	3.650000%	80,155,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36253GAJ1	4.162000%	48,346,000.00	48,346,000.00	0.00	167,680.04	0.00	0.00	167,680.04	48,346,000.00	84.15%	25.50%
B	36253GAK8	4.526239%	83,262,000.00	83,262,000.00	0.00	314,053.06	0.00	0.00	314,053.06	83,262,000.00	57.24%	17.75%
C	36253GAM4	4.547239%	41,631,000.00	41,631,000.00	0.00	157,755.07	0.00	0.00	157,755.07	41,631,000.00	43.79%	13.88%
D	36253GAS1	4.547239%	73,862,000.00	73,862,000.00	0.00	121,287.05	0.00	0.00	121,287.05	73,862,000.00	19.92%	7.00%
E*	36253GAU6	3.589000%	21,487,000.00	21,487,000.00	0.00	0.00	0.00	0.00	0.00	21,487,000.00	12.98%	5.00%
F	36253GAW2	3.589000%	14,632,000.00	14,632,000.00	0.00	0.00	0.00	0.00	0.00	14,632,000.00	8.25%	3.64%
G	36253GAY8	3.589000%	39,085,868.00	25,536,722.08	0.00	0.00	0.00	0.00	0.00	25,536,722.08	0.00%	0.00%
S	36253GBA9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36253GBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,074,350,869.01	309,968,809.88	508,858.57	764,745.82	0.00	0.00	1,273,604.39	309,459,951.31

X-A	36253GAG7	0.390888%	800,391,000.00	49,558,087.80	0.00	16,143.07	0.00	0.00	16,143.07	49,049,229.23
X-B	36253GAH5	0.021000%	83,262,000.00	83,262,000.00	0.00	1,457.08	0.00	0.00	1,457.08	83,262,000.00
X-C	36253GAN2	0.958239%	21,487,000.00	21,487,000.00	0.00	17,158.06	0.00	0.00	17,158.06	21,487,000.00
X-D	36253GAQ5	0.958239%	53,717,868.00	40,168,722.08	0.00	32,076.02	0.00	0.00	32,076.02	40,168,722.08
Notional SubTotal			958,857,868.00	194,475,809.88	0.00	66,834.23	0.00	0.00	66,834.23	193,966,951.31

Deal Distribution Total					508,858.57	831,580.05	0.00	0.00	1,340,438.62

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253GAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36253GAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36253GAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36253GAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	36253GAE2	4.29462007	1.80296694	0.01406847	0.00000000	0.00000000	0.00000000	0.00000000	1.81703540	2.49165313
A-AB	36253GAF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36253GAJ1	1,000.00000000	0.00000000	3.46833326	0.00000000	0.00000000	0.00000000	0.00000000	3.46833326	1,000.00000000
B	36253GAK8	1,000.00000000	0.00000000	3.77186544	0.00000000	0.00000000	0.00000000	0.00000000	3.77186544	1,000.00000000
C	36253GAM4	1,000.00000000	0.00000000	3.78936538	0.00000000	0.00000000	0.00000000	0.00000000	3.78936538	1,000.00000000
D	36253GAS1	1,000.00000000	0.00000000	1.64207644	2.14728900	6.84905797	0.00000000	0.00000000	1.64207644	1,000.00000000
E	36253GAU6	1,000.00000000	0.00000000	0.00000000	2.99083353	26.77305580	0.00000000	0.00000000	0.00000000	1,000.00000000
F	36253GAW2	1,000.00000000	0.00000000	0.00000000	2.99083311	36.48630057	0.00000000	0.00000000	0.00000000	1,000.00000000
G	36253GAY8	653.34923814	0.00000000	0.00000000	1.95405869	89.09207594	0.00000000	0.00000000	0.00000000	653.34923814
S	36253GBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36253GBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36253GAG7	61.91734765	0.00000000	0.02016898	0.00000000	0.00000000	0.00000000	0.00000000	0.02016898	61.28158516
X-B	36253GAH5	1,000.00000000	0.00000000	0.01749994	0.00000000	0.00000000	0.00000000	0.00000000	0.01749994	1,000.00000000
X-C	36253GAN2	1,000.00000000	0.00000000	0.79853214	0.00000000	0.00000000	0.00000000	0.00000000	0.79853214	1,000.00000000
X-D	36253GAQ5	747.77208358	0.00000000	0.59712012	0.00000000	0.00000000	0.00000000	0.00000000	0.59712012	747.77208358

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	07/01/25 - 07/30/25	30	0.00	3,970.60	0.00	3,970.60	0.00	0.00	0.00	3,970.60	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/25 - 07/30/25	30	0.00	16,143.07	0.00	16,143.07	0.00	0.00	0.00	16,143.07	0.00
X-B	07/01/25 - 07/30/25	30	0.00	1,457.08	0.00	1,457.08	0.00	0.00	0.00	1,457.08	0.00
X-C	07/01/25 - 07/30/25	30	0.00	17,158.06	0.00	17,158.06	0.00	0.00	0.00	17,158.06	0.00
X-D	07/01/25 - 07/30/25	30	0.00	32,076.02	0.00	32,076.02	0.00	0.00	0.00	32,076.02	0.00
A-S	07/01/25 - 07/30/25	30	0.00	167,680.04	0.00	167,680.04	0.00	0.00	0.00	167,680.04	0.00
B	07/01/25 - 07/30/25	30	0.00	314,053.06	0.00	314,053.06	0.00	0.00	0.00	314,053.06	0.00
C	07/01/25 - 07/30/25	30	0.00	157,755.07	0.00	157,755.07	0.00	0.00	0.00	157,755.07	0.00
D	07/01/25 - 07/30/25	30	345,971.05	279,890.11	0.00	279,890.11	158,603.06	0.00	0.00	121,287.05	505,885.12
E	07/01/25 - 07/30/25	30	509,484.83	64,264.04	0.00	64,264.04	64,264.04	0.00	0.00	0.00	575,272.65
F	07/01/25 - 07/30/25	30	488,644.22	43,761.87	0.00	43,761.87	43,761.87	0.00	0.00	0.00	533,867.55
G	07/01/25 - 07/30/25	30	3,395,709.04	76,376.08	0.00	76,376.08	76,376.08	0.00	0.00	0.00	3,482,241.12
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,739,809.14	1,174,585.10	0.00	1,174,585.10	343,005.05	0.00	0.00	831,580.05	5,097,266.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (CERT)	36253GAJ1	4.162000%	48,346,000.00	48,346,000.00	0.00	167,680.04	0.00	0.00	167,680.04	48,346,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (CERT)	36253GAK8	4.526239%	83,262,000.00	83,262,000.00	0.00	314,053.06	0.00	0.00	314,053.06	83,262,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (CERT)	36253GAM4	4.547239%	41,631,000.00	41,631,000.00	0.00	157,755.07	0.00	0.00	157,755.07	41,631,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,239,000.03	173,239,000.00	0.00	639,488.17	0.00	0.00	639,488.17	173,239,000.00

Exchangeable Certificate Details
PEZ	36253GAL6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	1,340,438.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,178,552.54	Master Servicing Fee	2,616.72
Interest Reductions due to Nonrecoverability Determination	(13,659.45)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	861.68
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	132.16
ARD Interest	0.00	Operating Advisor Fee	330.40
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,164,893.09	Total Fees	3,940.95

Principal		Expenses/Reimbursements
Scheduled Principal	508,858.57	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	252,919.34
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	76,452.73
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	508,858.57	Total Expenses/Reimbursements	329,372.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	831,580.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	508,858.57
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,340,438.62
Total Funds Collected	1,673,751.66	Total Funds Distributed	1,673,751.64

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	309,968,809.88	309,968,809.88	Beginning Certificate Balance	309,968,809.88
(-) Scheduled Principal Collections	508,858.57	508,858.57	(-) Principal Distributions	508,858.57
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	309,459,951.31	309,459,951.31	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	312,367,614.22	312,367,614.22	Ending Certificate Balance	309,459,951.31
Ending Actual Collateral Balance	312,079,364.21	312,079,364.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.55%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
3,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	3	213,115,279.57	68.87%	(12)	4.6068	0.818538
3,000,001 to 5,000,000	1	3,073,549.19	0.99%	(12)	5.1610	1.340000	1.21-1.30	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31-1.40	1	3,073,549.19	0.99%	(12)	5.1610	1.340000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41-1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	17,945,040.05	5.80%	(12)	4.5850	0.720000	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	1	93,271,122.55	30.14%	(12)	4.0865	1.790000
60,000,001 to 100,000,000	2	180,771,122.55	58.42%	(12)	4.3534	1.388249	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 or greater	1	107,670,239.52	34.79%	(12)	4.5850	0.720000	1.91-2.50	0	0.00	0.00%	0	0.0000	0.000000
Totals	5	309,459,951.31	100.00%	(12)	4.4555	1.116516	2.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	5	309,459,951.31	100.00%	(12)	4.4555	1.116516
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	87,500,000.00	28.28%	(12)	4.6380	0.960000
							Office	4	125,615,279.65	40.59%	(12)	4.5850	0.720000
Connecticut	4	125,615,279.65	40.59%	(12)	4.5850	0.720000
							Retail	3	183,844,671.74	59.41%	(12)	4.3669	1.387442
Michigan	1	3,073,549.19	0.99%	(12)	5.1610	1.340000
							Totals	7	309,459,951.31	100.00%	(12)	4.4555	1.116516
South Carolina	1	93,271,122.55	30.14%	(12)	4.0865	1.790000

Totals	7	309,459,951.31	100.00%	(12)	4.4555	1.116516

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.250% or less	1	93,271,122.55	30.14%	(12)	4.0865	1.790000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	213,115,279.57	68.87%	(12)	4.6068	0.818538	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	1	3,073,549.19	0.99%	(12)	5.1610	1.340000	49 months or greater	5	309,459,951.31	100.00%	(12)	4.4555	1.116516
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	309,459,951.31	100.00%	(12)	4.4555	1.116516
	Totals	5	309,459,951.31	100.00%	(12)	4.4555	1.116516
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	309,459,951.31	100.00%	(12)	4.4555	1.116516	Interest Only	1	87,500,000.00	28.28%	(12)	4.6380	0.960000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	330 months or less	4	221,959,951.31	71.72%	(12)	4.3835	1.178216
	Totals	5	309,459,951.31	100.00%	(12)	4.4555	1.116516	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	309,459,951.31	100.00%	(12)	4.4555	1.116516
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	3	218,886,402.12	70.73%	(12)	4.3726	1.175945			No outstanding loans in this group
	12 months to 24 months	2	90,573,549.19	29.27%	(12)	4.6557	0.972895
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	309,459,951.31	100.00%	(12)	4.4555	1.116516
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30308251	OF	Stamford	CT	Actual/360	4.585%	425,846.30	188,251.67	0.00	N/A	08/06/24	--	107,858,491.19	107,670,239.52	10/06/24
1A2A	30308252	OF	Stamford	CT	Actual/360	4.585%	70,974.38	31,375.28	0.00	N/A	08/06/24	--	17,976,415.33	17,945,040.05	10/06/24
2	30520658	RT	Myrtle Beach	SC	30/360	4.087%	318,611.99	289,231.62	0.00	N/A	08/06/24	--	93,560,354.17	93,271,122.55	07/03/25
3	30308224	RT	Los Angeles	CA	Actual/360	4.638%	349,460.42	0.00	0.00	N/A	08/06/24	07/06/26	87,500,000.00	87,500,000.00	07/06/25
62	30308246	RT	Grand Blanc	MI	Actual/360	5.161%	0.00	0.00	0.00	N/A	08/06/24	--	3,073,549.19	3,073,549.19	07/06/24
Totals							1,164,893.09	508,858.57	0.00				309,968,809.88	309,459,951.31
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	11,928,357.84	11,990,796.00	01/01/25	03/31/25	06/06/25	54,919,974.67	1,057,824.32	396,342.05	5,073,973.03	1,329,119.00	0.00
1A2A	11,928,357.84	11,990,796.00	01/01/25	03/31/25	06/06/25	9,153,329.18	176,304.05	66,057.01	845,662.16	0.00	0.00
2	13,844,101.00	3,415,978.15	01/01/25	03/31/25	05/06/25	13,685,965.15	46,492.36	560,571.58	560,571.58	0.00	0.00
3	0.00	0.00	--	--	03/06/25	3,867,687.85	15,413.60	333,293.35	333,293.35	0.00	0.00
62	400,892.96	0.00	--	--	01/06/25	2,212,983.75	19,631.74	(39.73)	153,781.07	4,755.77	0.00
Totals	38,101,709.64	27,397,570.15				83,839,940.60	1,315,666.07	1,356,224.26	6,967,281.19	1,333,874.77	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	87,500,000.00	0	0.00	0	0.00	4.455459%	4.440449%	(12)
07/11/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.455206%	4.440196%	(11)
06/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,000,000.00	0	0.00	4.454962%	4.439952%	(10)
05/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.451207%	4.436197%	(9)
04/11/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.450986%	4.435976%	(8)
03/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.450759%	4.435749%	(7)
02/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.450555%	4.435545%	(6)
01/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.450356%	4.435346%	(5)
12/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.455611%	4.440601%	(4)
11/13/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.455430%	4.440420%	(3)
10/11/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,759,122.18	0	0.00	0	0.00	4.455242%	4.440232%	(2)
09/12/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,680,664.95	0	0.00	1	14,020,261.84	4.461277%	4.446267%	(1)
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A1	30308251	10/06/24	9	5	396,342.05	5,073,973.03	1,431,695.50	109,601,115.00	08/08/24	98
1A2A	30308252	10/06/24	9	5	66,057.01	845,662.16	0.00	18,266,852.61	08/08/24	98
2	30520658	07/03/25	0	5	560,571.58	560,571.58	3,445.50	93,560,354.17	08/08/24	2
3	30308224	07/06/25	0	A	333,293.35	333,293.35	0.00	87,500,000.00	08/26/20	9
62	30308246	07/06/24	12	5	(39.73)	153,781.07	84,732.92	3,151,042.43	08/08/24	98
Totals					1,356,224.26	6,967,281.19	1,519,873.92	312,079,364.21
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		221,959,951	0	221,959,951		0
0 - 6 Months		0	0		0	0
7 - 12 Months		87,500,000	87,500,000		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	309,459,951	180,771,123	0	0	128,688,829	0
Jul-25	309,968,810	0	181,060,354	0	128,908,456	0
Jun-25	310,491,816	93,848,604	0	87,500,000	129,143,212	0
May-25	313,986,747	0	0	0	313,986,747	0
Apr-25	314,495,930	0	0	0	314,495,930	0
Mar-25	314,987,209	0	0	0	314,987,209	0
Feb-25	315,525,039	0	0	0	315,525,039	0
Jan-25	316,023,658	0	0	0	316,023,658	0
Dec-24	321,256,878	0	0	0	321,256,878	0
Nov-24	321,780,196	0	0	0	321,780,196	0
Oct-24	322,284,323	0	0	0	322,284,323	0
Sep-24	331,508,379	13,475,163	0	0	318,033,216	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A1	30308251	107,670,239.52	109,601,115.00	150,700,000.00	10/29/24	11,990,796.00	0.72000	03/31/25	08/06/24	228
1A2A	30308252	17,945,040.05	18,266,852.61	150,700,000.00	10/29/24	11,990,796.00	0.72000	03/31/25	08/06/24	228
2	30520658	93,271,122.55	93,560,354.17	90,000,000.00	11/25/24	3,261,306.15	1.79000	03/31/25	08/06/24	227
3	30308224	87,500,000.00	87,500,000.00	193,000,000.00	12/18/24	10,418,173.00	0.96000	12/31/23	08/06/24	I/O
62	30308246	3,073,549.19	3,151,042.43	1,060,000.00	10/24/24	397,988.96	1.34000	06/30/24	08/06/24	167
Totals		309,459,951.31	312,079,364.21	585,460,000.00		38,059,060.11

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A1	30308251	OF	CT	08/08/24	98

"8/6/2025 - The loan matured on 8/6/2024 and was not paid off upon maturity. The loan is secured by a 982K SF office portfolio comprised of four office towers located in the Stamford, CT CBD. All four office towers are located directly adjacent to each ot her and form a contiguous office complex linked by common interior and exterior walkways. Shared amenities include cafeteria, sundry shop, fitness center, conference facilities, ATM machines, and shuttle bus to the train station. The portfolio was 64% occ up ied as of 1Q25. Loan is currently in cash management. Lender will discuss workout options with the Borrower while dual tracking foreclosure. Borrower has submitted proposal that is being reviewed by the Lender.

	Lender will be seeking a Receiver to be implemented."

1A2A	30308252	OF	CT	08/08/24	98

"8/6/2025 - The loan matured on 8/6/2024 and was not paid off upon maturity. The loan is secured by a 982K SF office portfolio comprised of four office towers located in the Stamford, CT CBD. All four office towers are located directly adjacent to each ot her and form a contiguous office complex linked by common interior and exterior walkways. Shared amenities include cafeteria, sundry shop, fitness center, conference facilities, ATM machines, and shuttle bus to the train station. The portfolio was 64% occ up ied as of 1Q25. Loan is currently in cash management. Lender will discuss workout options with the Borrower while dual tracking foreclosure. Borrower has submitted proposal that is being reviewed by the Lender.

	Lender will be seeking a Receiver to be implemented."

2	30520658	RT	SC	08/08/24	2

8/6/2025 - The Loan was transferred to the Special Servicer on 8/12/2024 after the Borrower was unable to pay off the Loan off at the 8/6/2024 maturity date. The Collateral is known as the Coastal Grand Mall. Constructed between 2004 and

2008, Coastal Gr and Mall is a 1.1M SF, one-level, super-regional mall located in Myrtle Beach, SC. Non-collateral anchors include Belk, Dillard''s and Sears. Collateral anchors and jr. anchors include JCP (ground leased), Flip N Fly, Crunch

Fitness, Old Navy, a 14-sceen Cinemark Theatre and outparcels for PetSmart, Texas Roadhouse, Abuelo’s, Ulta Beauty, and Burger King. Total collateral GLA is 630,153 SF (inclusive of JCP), with 300,020 SF of in-line space. The Property features approximately 130 stores and restaurants and is located along the southern side of US 17 Bypass. Per the 3/31/2025 rent roll, property is 97% occupied. A potential FB is being negotiated with the Borrower parties. The Lender will dual

	track foreclosure action while continuing discussions with Borrower until a resolution is reached.

3	30308224	RT	CA	08/26/20	9

8/6/2025 - The Loan was transferred to SS for Delinquent Payments on 8/26/2020. The Loan was previously transferred as NT on 4/2020 due to COVID-19 after the Borrower requested to either (1) use Reserve funds to fund debt service payments or (2) amend th e waterfall such that OpEx are paid prior to debt service, with any debt service shortfalls deferred until such time COVID-19 related issues are resolved. The Lender retained counsel and the NOD was sent to the

Borrower. The Loan is cash managed and all o f the Property’s cash flow is controlled by the Lender. The Borrower reinstated the Loan on 09/22/23. During the process of returning the Loan to the Master Servicer, the Borrower requested to initiate discussions with the Lender for a potential modifi cation to extend the Loan Maturity for 23 months from 08/06/24 to 07/06/26. The Loan Modification and Extension Agreement was fully executed and the transaction closed on 04/24/25.

	The Loan is in rehab period.

62	30308246	RT	MI	08/08/24	98

"8/6/2025 - Rite Aid surrendered possession of the Property effective 9/2024. The Property is currently 100% vacant. Borrower filed proof of claim for an original amount of $502K and engaged Mid-America to market the vacant space for lease.

Lender is dual tracki ng workout negotiations with FC. DPO proposal is being evaluated while reviewing potential recourse implications due to unpermitted lot line adjustments during the loan term. A Guarantor asset search was obtained which reveiled limited account inf orm ation as Guarantor has opt-out agreement with financial institutions. 2 residential properties were identified with an approx. $4.4MM value. Lender in discussion with counsel and CCR regarding next steps."

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30308251	120,000,000.00	4.58500%	120,000,000.00	4.58500%	8	09/02/16	09/08/16	09/16/16
1A1	30308251	0.00	4.58500%	0.00	4.58500%	10	08/02/21	08/06/21	08/10/21
1A1	30308251	0.00	4.58500%	0.00	4.58500%	10	08/10/21	08/06/21	08/02/21
1A2A	30308252	20,000,000.00	4.58500%	20,000,000.00	4.58500%	8	09/02/16	09/08/16	09/16/16
1A2A	30308252	0.00	4.58500%	0.00	4.58500%	8	09/16/16	09/08/16	09/02/16
2	30520658	111,896,321.70	4.08650%	111,896,321.70	4.08650%	10	08/17/20	07/06/20	09/17/20
2	30520658	0.00	4.08650%	0.00	4.08650%	8	03/31/22	03/31/22	04/27/22
2	30520658	0.00	4.08650%	0.00	4.08650%	8	04/27/22	03/31/22	03/31/22
3	30308224	0.00	4.63800%	0.00	4.63800%	8	04/23/25	08/06/24	07/29/25
27	30308236	0.00	4.69900%	0.00	4.69900%	8	12/13/21	08/06/21	12/13/21
32	30308238	8,444,426.94	4.52900%	8,431,049.13	4.52900%	8	12/29/17	12/29/17	01/24/18
32	30308238	0.00	4.52900%	0.00	4.52900%	8	01/24/18	12/29/17	12/29/17
45	30308227	6,054,639.93	4.61000%	6,054,639.93	4.61000%	8	09/09/20	08/06/20	09/30/20
45	30308227	0.00	4.61000%	0.00	4.61000%	8	09/30/20	08/06/20	09/09/20
54	30308258	0.00	4.82000%	0.00	4.82000%	10	08/06/24	08/06/24	09/07/24
60	30308217	0.00	4.66000%	0.00	4.66000%	10	08/06/24	08/06/24	08/23/24
Totals		257,950,961.63		257,950,961.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30308231	12/12/22	22,076,049.76	17,400,000.00	18,882,610.31	5,294,748.82	18,882,610.31	13,587,861.49	8,488,188.27	0.00	261,338.24	8,226,850.03	31.94%
15	30308223	09/12/24	14,020,261.84	22,440,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
16	30308250	09/12/23	14,609,103.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
23	30294240	10/13/23	7,473,662.29	0.00	5,430,314.86	662,484.59	5,430,314.86	4,767,830.27	2,705,832.02	0.00	119,576.59	2,586,255.43	23.40%
26	30308232	11/15/21	8,727,237.17	14,600,000.00	6,902,483.17	1,079,077.24	6,902,483.17	5,823,405.93	2,903,831.23	0.00	168,539.88	2,735,291.35	26.05%
60	30308217	10/11/24	3,680,664.95	7,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
63	30520663	09/12/24	3,163,501.93	4,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
64	30294100	08/12/24	2,839,915.14	4,550,000.00	8,372.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			76,590,396.42	71,790,000.00	31,223,780.79	7,036,310.65	31,215,408.34	24,179,097.69	14,097,851.52	0.00	549,454.71	13,548,396.81

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	30308231	10/13/23	0.00	0.00	8,226,850.03	0.00	0.00	(14,008.89)	0.00	0.00	8,227,600.03
		07/12/23	0.00	0.00	8,240,858.92	0.00	0.00	(222,223.85)	0.00	0.00
		04/13/23	0.00	0.00	8,463,082.77	0.00	0.00	394.50	0.00	0.00
		02/10/23	0.00	0.00	8,462,688.27	0.00	0.00	(24,750.00)	0.00	0.00
		12/12/22	0.00	0.00	8,488,188.27	0.00	0.00	8,488,188.27	0.00	0.00
15	30308223	09/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	30308250	09/25/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	30294240	02/12/25	0.00	0.00	2,586,255.43	0.00	0.00	200.00	0.00	0.00	2,586,255.43
		08/12/24	0.00	0.00	2,586,055.43	0.00	0.00	(1,688.20)	0.00	0.00
		07/12/24	0.00	0.00	2,587,743.63	0.00	0.00	20,290.06	0.00	0.00
		02/12/24	0.00	0.00	2,567,453.57	0.00	0.00	(138,378.45)	0.00	0.00
		10/13/23	0.00	0.00	2,705,832.02	0.00	0.00	2,705,832.02	0.00	0.00
26	30308232	07/12/23	0.00	0.00	2,735,291.35	0.00	0.00	(174,074.24)	0.00	0.00	2,735,291.35
		04/12/22	0.00	0.00	2,909,365.59	0.00	0.00	1,689.86	0.00	0.00
		02/11/22	0.00	0.00	2,907,675.73	0.00	0.00	3,844.50	0.00	0.00
		11/15/21	0.00	0.00	2,903,831.23	0.00	0.00	2,903,831.23	0.00	0.00
60	30308217	10/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
63	30520663	09/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
64	30294100	08/26/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	13,548,396.81	0.00	0.00	13,549,146.81	0.00	0.00	13,549,146.81

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A1	0.00	0.00	23,219.54	0.00	0.00	216,361.82	0.00	0.00	0.00	0.00	0.00	0.00
1A2A	0.00	0.00	3,869.92	0.00	0.00	36,060.30	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	19,491.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	26,371.53	0.00	0.00	497.22	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	13,659.45	0.00	0.00	0.00	0.00
Total	0.00	0.00	76,452.73	0.00	0.00	252,919.34	0.00	13,659.45	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		343,031.52

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26